Financial Instruments (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Interest Rate Swaps [Abstract]
Number of interest rate swaps held	9	9
Outstanding notional amount of interest rate swaps	$ 73,664,400	$ 78,876,800